ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 04, 2012	Jun. 05, 2012	May 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable - current, gross	$ 6,772,000	$ 4,700,000	$ 7,531,000
Due from our distributor for purchases of lobster	1,100,000	900,000	700,000
Due for third party gift card sales	2,200,000	1,300,000	1,300,000
Due from third-party maintenance provider	1,400,000
Number of Restaurants	742	714
Rebates Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable - current, gross	832,000	923,000
Amounts Due from Franchisees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable - current, gross	770,000	770,000
Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable - current, gross	5,170,000	3,007,000
RT Midwest [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restaurants	13
Total indebtness owed by RT Midwest to RTI as of date of RT Midwest bankruptcy filing	2,300,000
Franchise fee receivables	$ 2,300,000